Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax -deferred Taxes Details 1
Current income tax expense	$ 0	$ (600)	$ (310)